Taxes - Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets
Retirement benefits	$ 2,269	$ 1,954
Leases	1,055	927
Share-based and other compensation	720	608
Domestic tax loss/credit carryforwards	2,194	1,798
Deferred income	682	633
Foreign tax loss/credit carryforwards	651	845
Bad debt, inventory and warranty reserves	305	383
Depreciation	205	247
Restructuring charges	94	101
Accruals	253	215
Intangible assets	2,774	2,879
Capitalized research and development	3,524	3,012
Other	1,141	1,157
Gross deferred tax assets	15,868	14,759
Less: valuation allowance	765	770	$ 883
Net deferred tax assets	15,103	13,989
Deferred Tax Liabilities
Goodwill and intangible assets	3,054	3,156
GILTI deferred taxes	2,195	2,483
Leases and right-of-use assets	1,369	1,174
Depreciation	523	505
Retirement benefits	1,443	1,609
Deferred transition costs	47	56
Undistributed foreign earnings	192	87
Other	770	955
Gross deferred tax liabilities	$ 9,593	$ 10,025